Goodwill (Narrative) (Details) - Changyou.com Limited [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MoboTap [Member]
Goodwill [Line Items]
Percentage of disposed equity interests				51.00%
Reclassified to assets held for sale				$ 83.5
Goodwill impairment losses	$ 83.5		$ 83.5		$ 29.6
17173.com Website [Member]
Goodwill [Line Items]
Goodwill impairment losses		$ 16.4